NATURE OF OPERATIONS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 30, 2023	May 11, 2022	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022	Jun. 08, 2022
Reddington Partners L L C [Member]
Ownership percentage		98.70%
Mag Mile Capital [Member]
Ownership percentage	88.00%
Capital raised in real estate financing					$ 9,000,000,000
Common Stock [Member]
Number of preferred shares converted		10,000,000
Stock issued during period shares acquisitions			87,424,424	87,424,424
Mag Mile Capital [Member]
Stock issued during period shares acquisitions	87,424,424
Stock Purchase Agreement [Member]
Consideration received on transaction		$ 495,000
Series A Preferred Stock [Member]
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
G Reed Petersen Irrevocable Trust [Member] | Series A Preferred Stock [Member]
Sale of issued and outstanding shares		1,000
Preferred stock, shares issued		1,000
Preferred stock, shares outstanding		1,000
Reddington Partners L L C [Member] | Common Stock [Member]
Number of preferred shares converted							10,000,000